Short-term Bills Payable	12 Months Ended
Dec. 31, 2020
Short Term Bills Payable [Abstract]
Short-term Bills Payable
23.	SHORT-TERM BILLS PAYABLE

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Commercial paper payable	$—	$7,000
Less: Discounts on commercial paper payable	—	$(1)
	$—	$6,999

The annual interest rates of commercial paper payable were as follows:

	December 31
	2019	2020
Commercial paper payable	—	0.34%-0.36%